CONSOLIDATED STATEMENTS OF OPERATIONS	11 Months Ended
Dec. 31, 2020 USD ($) $ / shares shares
Loss from operations
Formation and operating costs	$ 3,774,125
Loss from operations	(3,774,125)
Other income:
Interest earned on marketable securities held in Trust Account	355,909
Loss before provision for income taxes	(3,418,216)
Provision for income taxes	(36,632)
Net loss	$ (3,454,848)
Weighted average shares outstanding, basic and diluted (in shares) | shares	9,839,969
Basic and diluted net income (loss) per common share (in dollars per share) | $ / shares	$ (0.37)
Class A Common Stock [Member]
Other income:
Weighted average shares outstanding, basic and diluted (in shares) | shares	40,948,182
Non Redeemable Class B Common Stock [Member]
Other income:
Weighted average shares outstanding, basic and diluted (in shares) | shares	9,839,969 [1]
Basic and diluted net income (loss) per common share (in dollars per share) | $ / shares	$ (0.37)

[1]	On May 20, 2020, the Company effected a stock dividend of 1,725,000 shares with respect to the Class B common stock, resulting in the Sponsor holding an aggregate of 10,350,000 Founder Shares (see Note 5).